INCOME TAXES (Details Narrative ) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense	$ (129,825)	$ (176,856)	$ 1,122,283	$ 1,162,556
Value-added Tax, Percentage			6.00%
Tax Paybale			$ 711,841	$ 828,695
Singapore [Member]
Income Tax Rate			17.00%
Hong Kong [Member]
Income Tax Rate			16.50%
China [Member] | Minimum [Member]
Income Tax Rate			9.00%
China [Member] | Maximum [Member]
Income Tax Rate			25.00%
United States of America [Member]
Income Tax Rate			21.00%
Net Operating Loss Carryforwards			$ 985,317
Net Operating Loss Carryforwards Begin			2041